LOANS AND BORROWINGS (Tables)	6 Months Ended
Dec. 31, 2023
LOANS AND BORROWINGS [Abstract]
Loans and Borrowings
	December 31, 2023 US$	June 30, 2023 US$
Current
Lease liabilities	434,314	376,655
Other loans and borrowings	6,168	5,971
Total current loans and borrowings	440,482	382,626

Non-current
Lease liabilities	1,219,860	567,796
Other loans and borrowings	21,766	24,892
Total non-current loans and borrowings	1,241,626	592,688

Total loans and borrowings	1,682,108	975,314